Payden Absolute Return Bond Fund

Schedule of Investments
- July 31, 2023 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (30%
)
319,047 Allegro CLO II-S Ltd. 2014-1RA 144A , ( 3
mo. Term Secured Overnight Financing Rate +
1.342% ) , 6.68% , 10/21/28 (a) (b) $ 319
3,000,000 Allegro CLO V Ltd. 2017-1A 144A , ( 3 mo.
Term Secured Overnight Financing Rate +
1.712% ) , 7.02% , 10/16/30 (a) (b) 2,921
1,500,000 American Credit Acceptance Receivables Trust
2022-4 144A , 6.75% , 10/13/26 (b) 1,503
1,500,000 Arbor Realty Commercial Real Estate Notes
Ltd. 2019-FL2 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 1.864% ) , 7.09% ,
9/15/34 (a) (b) 1,497
2,134,000 Arbys Funding LLC 2020-1A 144A , 3.24% ,
7/30/50 (b) 1,892
303,521 BDS Ltd. 2020-FL5 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 1.264% ) , 6.49% ,
2/16/37 (a) (b) 304
2,350,000 BDS Ltd. 2020-FL5 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 1.464% ) , 6.69% ,
2/16/37 (a) (b) 2,327
2,100,000 BDS Ltd. 2020-FL5 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 1.914% ) , 7.14% ,
2/16/37 (a) (b) 2,091
250,000 Bosphorus CLO V DAC 5A 144A , ( 3 mo.
EURIBOR + 1.010% ) , 4.50% , 12/12/32
EUR (a) (b) (c) 270
3,300,000 Bridgepoint CLO 2 DAC 2A 144A , ( 3 mo.
EURIBOR + 0.900% ) , 4.56% , 4/15/35
EUR (a) (b) (c) 3,539
1,567,063 CARS-DB4 LP 2020-1A 144A , 2.69% ,
2/15/50 (b) 1,475
1,187,250 CARS-DB4 LP 2020-1A 144A , 3.19% ,
2/15/50 (b) 1,111
2,800,000 CARS-DB4 LP 2020-1A 144A , 4.17% ,
2/15/50 (b) 2,616
1,000,000 CARS-DB4 LP 2020-1A 144A , 4.52% ,
2/15/50 (b) 885
970,000 CARS-DB4 LP 2020-1A 144A , 4.95% ,
2/15/50 (b) 814
5,700,000 Carvana Auto Receivables Trust 2023-P1 144A ,
5.98% , 12/10/27 (b) 5,684
1,450,000 Cedar Funding XIV CLO Ltd. 2021-14A 144A ,
( 3 mo. Term Secured Overnight Financing Rate
+ 2.112% ) , 7.42% , 7/15/33 (a) (b) 1,417
2,100,000 CLNC Ltd. 2019-FL1 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 3.014% ) ,
8.26% , 8/20/35 (a) (b) 2,008
3,500,000 CNH Equipment Trust 2021-C , 0.81% ,
12/15/26 3,332
3,350,000 CNH Equipment Trust 2020-A , 1.51% , 4/15/27 3,267
3,200,000 Cologix Canadian Issuer LP 2022-1CAN 144A ,
5.68% , 1/25/52 CAD (b) (c) 2,174
2,395,000 Diamond Infrastructure Funding LLC 2021-1A
144A , 1.76% , 4/15/49 (b) 2,066
1,150,000 Diamond Infrastructure Funding LLC 2021-1A
144A , 2.36% , 4/15/49 (b) 981
2,000,000 Diamond Issuer 2021-1A 144A , 3.79% ,
11/20/51 (b) 1,607
1,759,500 Domino's Pizza Master Issuer LLC 2021-1A
144A , 2.66% , 4/25/51 (b) 1,492
2,052,750 Domino's Pizza Master Issuer LLC 2021-1A
144A , 3.15% , 4/25/51 (b) 1,682
Principal
or Shares Security Description
Value
(000)
1,050,500 Driven Brands Funding LLC 2019-1A 144A ,
4.64% , 4/20/49 (b) $ 990
1,267,500 Driven Brands Funding LLC 2020-2A 144A ,
3.24% , 1/20/51 (b) 1,090
650,000 Dryden 39 Euro CLO DAC 2015-39A 144A ,
( 3 mo. EURIBOR + 0.950% ) , 4.61% , 4/15/35
EUR (a) (b) (c) 698
3,700,000 Dryden XXVI Senior Loan Fund 2013-26A
144A , ( 3 mo. Term Secured Overnight Financing
Rate + 1.712% ) , 7.02% , 4/15/29 (a) (b) 3,633
4,000,000 Exeter Automobile Receivables Trust 2022-1A ,
3.02% , 6/15/28 3,721
3,800,000 Exeter Automobile Receivables Trust 2023-3A ,
6.21% , 6/15/28 3,793
3,000,000 Exeter Automobile Receivables Trust 2022-1A
144A , 5.02% , 10/15/29 (b) 2,665
4,500,000 Exeter Automobile Receivables Trust 2022-2A
144A , 6.34% , 10/15/29 (b) 4,065
1,900,000 Exeter Automobile Receivables Trust 2022-4A
144A , 8.23% , 3/15/30 (b) 1,811
5,310 Exeter Automobile Receivables Trust 2021-1A ,
2/15/33 (d) 5,493
2,700,000 Flagship Credit Auto Trust 2021-3 144A ,
3.32% , 12/15/28 (b) 2,242
3,500,000 Flexential Issuer 2021-1A 144A , 3.25% ,
11/27/51 (b) 3,071
3,600,000 FORT CRE Issuer LLC 2022-FL3 144A , ( U.S.
Secured Overnight Financing Rate Index 30day
Average + 1.850% ) , 6.92% , 2/23/39 (a) (b) 3,492
3,100,000 FORT CRE Issuer LLC 2022-FL3 144A , ( U.S.
Secured Overnight Financing Rate Index 30day
Average + 2.250% ) , 7.32% , 2/23/39 (a) (b) 3,019
3,100,000 FS Rialto Issuer LLC 2022-FL6 144A , ( 1 mo.
Term Secured Overnight Financing Rate +
2.580% ) , 7.83% , 8/17/37 (a) (b) 3,108
2,300,000 Greystone CRE Notes Ltd. 2019-FL2 144A ,
( 1 mo. LIBOR USD + 2.400% ) , 7.74% ,
9/15/37 (a) (b) 2,197
2,000,000 Greystone CRE Notes Ltd. 2019-FL2 144A ,
( 1 mo. LIBOR USD + 2.750% ) , 8.09% ,
9/15/37 (a) (b) 1,893
1,000,000 Grippen Park CLO Ltd. 2017-1A 144A , ( 3
mo. Term Secured Overnight Financing Rate +
1.912% ) , 7.24% , 1/20/30 (a) (b) 996
250,000 Henley CLO I DAC 1A 144A , ( 3 mo. EURIBOR
+ 0.950% ) , 4.67% , 7/25/34 EUR (a) (b) (c) 269
107,767 JPMorgan Chase Bank N.A.-CACLN 2020-1
144A , 0.99% , 1/25/28 (b) 107
4,888,947 JPMorgan Chase Bank N.A.-CACLN 2021-1
144A , 28.35% , 9/25/28 (b) 5,968
4,350,000 JPMorgan Chase Bank N.A.-CACLN 2021-2
144A , 8.48% , 12/26/28 (b) 4,082
1,500,000 JPMorgan Chase Bank N.A.-CACLN 2021-3
144A , 9.81% , 2/26/29 (b) 1,404
2,750,000 KREF Ltd. 2022-FL3 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.450% ) ,
6.70% , 2/17/39 (a) (b) 2,716
220,925 LMREC Inc. 2019-CRE3 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.514% ) ,
6.81% , 12/22/35 (a) (b) 221
708,165 LoanCore Issuer Ltd. 2019-CRE2 144A , ( 1
mo. Term Secured Overnight Financing Rate +
1.614% ) , 6.84% , 5/15/36 (a) (b) 704

Payden Mutual Funds
Payden Absolute Return Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
2,300,000 LoanCore Issuer Ltd. 2021-CRE5 144A , ( 1 mo.
LIBOR USD + 3.750% ) , 9.09% , 7/15/36 (a) (b) $ 2,015
599,096 Madison Park Funding XIII Ltd. 2014-13A
144A , ( 3 mo. Term Secured Overnight Financing
Rate + 1.212% ) , 6.53% , 4/19/30 (a) (b) 597
2,072,626 Magnetite VII Ltd. 2012-7A 144A , ( 3 mo. Term
Secured Overnight Financing Rate + 1.062% ) ,
6.37% , 1/15/28 (a) (b) 2,067
2,600,000 Oak Street Investment Grade Net Lease Fund
Series 2020-1A 144A , 3.39% , 11/20/50 (b) 2,351
2,350,000 OCP CLO Ltd. 2013-4A 144A , ( 3 mo. Term
Secured Overnight Financing Rate + 1.712% ) ,
7.06% , 4/24/29 (a) (b) 2,330
1,379,159 OCP CLO Ltd. 2017-13A 144A , ( 3 mo. Term
Secured Overnight Financing Rate + 1.222% ) ,
6.53% , 7/15/30 (a) (b) 1,369
3,300,000 OneMain Financial Issuance Trust 2022-2A
144A , 4.89% , 10/14/34 (b) 3,231
6,909,462 Palmer Square Loan Funding Ltd. 2022-2A
144A , ( 3 mo. Term Secured Overnight Financing
Rate + 1.270% ) , 6.58% , 10/15/30 (a) (b) 6,862
1,905,000 Planet Fitness Master Issuer LLC 2018-1A 144A ,
4.67% , 9/05/48 (b) 1,827
1,800,000 Providus CLO IV DAC 4A 144A , ( 3 mo.
EURIBOR + 0.820% ) , 4.53% , 4/20/34
EUR (a) (b) (c) 1,934
3,700,000 Regatta Funding LP 2013-2A 144A , ( 3 mo.
Term Secured Overnight Financing Rate +
1.662% ) , 6.97% , 1/15/29 (a) (b) 3,654
1,530,741 Santander Bank Auto Credit-Linked Notes Series
2022-A 144A , 5.28% , 5/15/32 (b) 1,507
908,878 Santander Bank Auto Credit-Linked Notes Series
2022-A 144A , 7.38% , 5/15/32 (b) 892
1,300,000 Santander Bank Auto Credit-Linked Notes Series
2022-A 144A , 9.97% , 5/15/32 (b) 1,256
2,400,000 Santander Bank Auto Credit-Linked Notes Series
2022-B 144A , 11.91% , 8/16/32 (b) 2,335
993,709 Santander Bank Auto Credit-Linked Notes Series
2022-C 144A , 11.37% , 12/15/32 (b) 1,002
2,700,000 Santander Bank Auto Credit-Linked Notes Series
2022-C 144A , 14.59% , 12/15/32 (b) 2,724
7,100,000 Santander Drive Auto Receivables Trust 2023-2 ,
5.87% , 3/16/26 7,096
2,200,000 Sound Point Euro CLO III Funding DAC 3X ,
( 3 mo. EURIBOR + 0.950% ) , 4.61% , 4/15/33
EUR (a) (c) (e) 2,375
3,450,000 St Paul's CLO XII DAC 12A 144A , ( 3 mo.
EURIBOR + 0.920% ) , 4.58% , 4/15/33
EUR (a) (b) (c) 3,703
2,400,000 Stack Infrastructure Issuer LLC 2020-1A 144A ,
1.89% , 8/25/45 (b) 2,174
3,500,000 Stack Infrastructure Issuer LLC 2021-1A 144A ,
1.88% , 3/26/46 (b) 3,082
645,923 STWD Ltd. 2019-FL1 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.194% ) ,
6.42% , 7/15/38 (a) (b) 643
311,447 Symphony CLO XVII Ltd. 2016-17A 144A , ( 3
mo. Term Secured Overnight Financing Rate +
1.142% ) , 6.45% , 4/15/28 (a) (b) 311
2,450,000 Symphony CLO XVII Ltd. 2016-17A 144A , ( 3
mo. Term Secured Overnight Financing Rate +
2.912% ) , 8.22% , 4/15/28 (a) (b) 2,465
Principal
or Shares Security Description
Value
(000)
500,000 Symphony CLO XVII Ltd. 2016-17X , ( 3 mo.
Term Secured Overnight Financing Rate +
2.912% ) , 8.22% , 4/15/28 (a) (e) $ 503
2,900,000 TierPoint Issuer LLC 2023-1A 144A , 6.00% ,
6/25/53 (b) 2,772
1,500,000 TRTX Issuer Ltd. 2022-FL5 144A , ( U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.650% ) , 6.72% , 2/15/39 (a) (b) 1,466
2,400,000 Vantage Data Centers Issuer LLC 2020-1A 144A ,
1.65% , 9/15/45 (b) 2,163
2,300,000 VB-S1 Issuer LLC-VBTEL 2022-1A 144A ,
5.27% , 2/15/52 (b) 2,048
1,188,685 Venture XVII CLO Ltd. 2014-17A 144A , ( 3
mo. Term Secured Overnight Financing Rate +
1.142% ) , 6.45% , 4/15/27 (a) (b) 1,183
1,781,432 Vibrant CLO VII Ltd. 2017-7A 144A , ( 3 mo.
Term Secured Overnight Financing Rate +
1.302% ) , 6.63% , 9/15/30 (a) (b) 1,772
3,600,000 VMC Finance LLC 2022-FL5 144A , ( U.S.
Secured Overnight Financing Rate Index 30day
Average + 1.900% ) , 6.97% , 2/18/39 (a) (b) 3,516
2,566,297 Voya CLO Ltd. 2019-1A 144A , ( 3 mo. Term
Secured Overnight Financing Rate + 1.322% ) ,
6.63% , 4/15/31 (a) (b) 2,556
6,976,620 Voya CLO Ltd. 2014-1A 144A , ( 3 mo. Term
Secured Overnight Financing Rate + 1.252% ) ,
6.56% , 4/18/31 (a) (b) 6,941
2,000,000 Voya Euro CLO V DAC 5A 144A , ( 3 mo.
EURIBOR + 2.150% ) , 5.81% , 4/15/35
EUR (a) (b) (c) 2,094
1,038,940 Wendy's Funding LLC 2019-1A 144A , 3.78% ,
6/15/49 (b) 965
3,038,000 Wendy's Funding LLC 2021-1A 144A , 2.37% ,
6/15/51 (b) 2,508
3,800,000 Westlake Automobile Receivables Trust 2021-
1A 144A , 2.33% , 8/17/26 (b) 3,576
5,475,000 Westlake Automobile Receivables Trust 2021-
2A 144A , 2.38% , 3/15/27 (b) 5,063
2,450,000 Zaxby's Funding LLC 2021-1A 144A , 3.24% ,
7/30/51 (b) 2,040
Total Asset Backed (Cost - $222,762)
213,690
Bank Loans(f) (1%
)
2,084,250 Asurion LLC Term Loan B10 1L , ( 1 mo. Term
Secured Overnight Financing Rate + 3.000% ) ,
9.31% , 8/19/28 2,002
1,795,408 Frontier Communications Corp. Term Loan
B-EXIT 1L , ( 1 mo. Term Secured Overnight
Financing Rate + 3.750% ) , 9.09% , 5/01/28 1,712
1,086,250 Medline Borrower LP Term Loan B 1L , ( 1 mo.
Term Secured Overnight Financing Rate +
3.250% ) , 8.68% , 10/23/28 1,077
Total Bank Loans (Cost - $4,802)
4,791
Commercial Paper(d) (1%
)
7,650,000 Federation des Caisses Desjardins du Quebec ,
5.26% , 8/03/23 (Cost - $ 7,648 ) 7,646
Corporate Bond (41%
)
Financial  (19%)
1,300,000 Ally Financial Inc. , 7.10% , 11/15/27 (g) 1,324
2,050,000 American Express Co. , ( U.S. Secured Overnight
Financing Rate + 0.999% ) , 4.99% , 5/01/26 (a) 2,027
3,625,000 American Express Co. , ( U.S. Secured Overnight
Financing Rate + 1.280% ) , 5.28% , 7/27/29 (a) 3,623

Principal
or Shares Security Description
Value
(000)
1,300,000 American Honda Finance Corp. , 0.30% , 7/07/28
EUR (c) $ 1,219
3,650,000 American Tower Corp. , 5.50% , 3/15/28 3,670
1,550,000 American Tower Corp. , 5.25% , 7/15/28 1,534
1,350,000 Banco Mercantil del Norte SA , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.643% ) , 5.88% (a) (e) (h) 1,166
3,000,000 Banco Santander SA , 5.59% , 8/08/28 3,000
400,000 Bank Leumi Le-Israel BM 144A , ( 5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.466% ) , 7.13% , 7/18/33 (a) (b) (e) 395
3,375,000 Bank of America Corp. , ( 3 mo. Term Secured
Overnight Financing Rate + 1.774% ) , 3.71% ,
4/24/28 (a) 3,169
2,550,000 Bank of America Corp. , ( 3 mo. EURIBOR +
0.760% ) , 0.58% , 8/24/28 EUR (a) (c) (e) 2,434
4,900,000 Bank of America Corp. , ( 3 mo. Term Secured
Overnight Financing Rate + 1.302% ) , 3.42% ,
12/20/28 (a) 4,515
1,975,000 Bank of America Corp. , ( U.S. Secured Overnight
Financing Rate + 1.220% ) , 2.30% , 7/21/32 (a) 1,581
1,850,000 Barclays PLC , ( U.S. Secured Overnight Financing
Rate + 2.210% ) , 5.83% , 5/09/27 (a) 1,841
3,400,000 Blackstone Holdings Finance Co. LLC 144A ,
5.90% , 11/03/27 (b) 3,459
1,600,000 Blackstone Private Credit Fund , 1.75% , 9/15/24 1,513
900,000 Blue Owl Capital Corp. , 3.40% , 7/15/26 813
1,000,000 CaixaBank SA , ( 3 mo. EURIBOR + 1.000% ) ,
0.75% , 5/26/28 EUR (a) (c) (e) 957
5,500,000 Citigroup Inc. , ( 3 mo. Term Secured Overnight
Financing Rate + 1.652% ) , 3.67% , 7/24/28 (a) 5,138
2,150,000 Citigroup Inc. , ( U.S. Secured Overnight
Financing Rate + 1.351% ) , 3.06% , 1/25/33 (a) 1,796
925,000 Credit Agricole SA 144A , 5.51% , 7/05/33 (b) 933
2,075,000 Crown Castle Inc. , 5.00% , 1/11/28 2,047
3,275,000 Digital Realty Trust LP , 5.55% , 1/15/28 3,266
1,250,000 doValue SpA 144A , 3.38% , 7/31/26 EUR (b) (c) 1,173
1,825,000 Fiserv Inc. , 5.45% , 3/02/28 1,845
2,000,000 FS KKR Capital Corp. , 1.65% , 10/12/24 1,876
1,600,000 FS KKR Capital Corp. 144A , 4.25% , 2/14/25 (b) 1,514
650,000 General Motors Financial Co. Inc. , 6.05% ,
10/10/25 656
2,075,000 General Motors Financial Co. Inc. , 5.80% ,
6/23/28 2,084
1,800,000 General Motors Financial Co. Inc. , 5.85% ,
4/06/30 1,799
1,050,000 Global Payments Inc. , 4.88% , 3/17/31 EUR (c) 1,160
3,500,000 Goldman Sachs Group Inc. , ( U.S. Secured
Overnight Financing Rate + 1.846% ) , 3.62% ,
3/15/28 (a) 3,288
3,850,000 Goldman Sachs Group Inc. , ( U.S. Secured
Overnight Financing Rate + 1.410% ) , 3.10% ,
2/24/33 (a) 3,246
1,500,000 Golub Capital BDC Inc. , 3.38% , 4/15/24 1,463
505,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 5.25% , 5/15/27 446
1,440,000 Iron Mountain Inc. 144A , 5.25% , 3/15/28 (b) 1,352
700,000 JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance Inc. 144A , 5.75% , 4/01/33 (b) 673
4,200,000 JPMorgan Chase & Co. , ( U.S. Secured Overnight
Financing Rate + 1.990% ) , 4.85% , 7/25/28 (a) 4,145
2,175,000 JPMorgan Chase & Co. , ( U.S. Secured Overnight
Financing Rate + 1.750% ) , 4.57% , 6/14/30 (a) 2,094
Principal
or Shares Security Description
Value
(000)
4,825,000 JPMorgan Chase & Co. , ( 3 mo. Term Secured
Overnight Financing Rate + 1.722% ) , 4.03% ,
7/24/48 (a) $ 4,838
3,500,000 Morgan Stanley , ( U.S. Secured Overnight
Financing Rate + 2.240% ) , 6.30% , 10/18/28 (a) 3,624
1,500,000 Morgan Stanley , ( U.S. Secured Overnight
Financing Rate + 1.730% ) , 5.12% , 2/01/29 (a) 1,485
1,850,000 Morgan Stanley , ( 3 mo. EURIBOR + 1.304% ) ,
4.66% , 3/02/29 EUR (a) (c) 2,059
1,150,000 Morgan Stanley , ( U.S. Secured Overnight
Financing Rate + 1.590% ) , 5.16% , 4/20/29 (a) 1,138
4,400,000 Morgan Stanley , ( U.S. Secured Overnight
Financing Rate + 1.630% ) , 5.45% , 7/20/29 (a) 4,411
2,475,000 Morgan Stanley Bank N.A. , 5.48% , 7/16/25 2,480
700,000 MPT Operating Partnership LP/MPT Finance
Corp. , 2.55% , 12/05/23 GBP (c) 878
1,150,000 MPT Operating Partnership LP/MPT Finance
Corp. , 2.50% , 3/24/26 GBP (c) 1,204
675,000 MPT Operating Partnership LP/MPT Finance
Corp. , 0.99% , 10/15/26 EUR (c) 580
100,000 MPT Operating Partnership LP/MPT Finance
Corp. , 3.38% , 4/24/30 GBP (c) 86
705,000 Navient Corp. , 5.50% , 3/15/29 610
1,000,000 PRA Group Inc. 144A , 5.00% , 10/01/29 (b) 761
3,207,000 Santander Holdings USA Inc. , ( U.S. Secured
Overnight Financing Rate + 1.249% ) , 2.49% ,
1/06/28 (a) 2,789
120,000 SBA Communications Corp. , 3.13% , 2/01/29 101
4,000,000 SBA Tower Trust 144A , 1.63% , 11/15/26 (b) 3,478
2,200,000 SBA Tower Trust 144A , 6.60% , 1/15/28 (b) 2,236
3,450,000 Synchrony Bank , 5.40% , 8/22/25 3,324
1,300,000 Synchrony Financial , 7.25% , 2/02/33 1,220
3,325,000 Toronto-Dominion Bank , 5.53% , 7/17/26 3,341
2,600,000 VICI Properties LP , 4.38% , 5/15/25 2,531
667,000 Wells Fargo & Co. , ( U.S. Secured Overnight
Financing Rate + 1.980% ) , 4.81% , 7/25/28 (a) 651
5,700,000 Wells Fargo & Co. , ( U.S. Secured Overnight
Financing Rate + 1.740% ) , 5.57% , 7/25/29 (a) 5,732
1,175,000 Wells Fargo & Co. , ( U.S. Secured Overnight
Financing Rate + 2.020% ) , 5.39% , 4/24/34 (a) 1,166
130,957
Industrial  (16%)
490,000 Adient Global Holdings Ltd. 144A , 8.25% ,
4/15/31 (b) (g) 504
1,200,000 Advantage Sales & Marketing Inc. 144A , 6.50% ,
11/15/28 (b) (g) 1,045
1,650,000 Amgen Inc. , 5.15% , 3/02/28 1,651
1,100,000 Ashtead Capital Inc. 144A , 5.55% , 5/30/33 (b) 1,071
1,825,000 AT&T Inc. , 5.40% , 2/15/34 1,796
1,875,000 Bayer AG , 4.63% , 5/26/33 EUR (c) (e) 2,098
3,100,000 Boeing Co. , 5.04% , 5/01/27 3,076
2,250,000 Booking Holdings Inc. , 3.63% , 11/12/28
EUR (c) 2,463
600,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A , 4.50% , 8/15/30 (b) 509
200,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A , 4.50% , 6/01/33 (b) 158
1,500,000 CDW LLC/CDW Finance Corp. , 2.67% ,
12/01/26 1,360
1,050,000 Centene Corp. , 3.38% , 2/15/30 905
428,000 Central American Bottling Corp./CBC Bottling
Holdco SL/Beliv Holdco SL , 5.25% , 4/27/29 (e) 395

Payden Mutual Funds
Payden Absolute Return Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
1,500,000 Central American Bottling Corp./CBC Bottling
Holdco SL/Beliv Holdco SL 144A , 5.25% ,
4/27/29 (b) $ 1,385
830,000 Central Parent Inc./CDK Global Inc. 144A ,
7.25% , 6/15/29 (b) 822
3,100,000 Charter Communications Operating LLC/Charter
Communications Operating Capital , 2.30% ,
2/01/32 2,343
1,075,000 Coherent Corp. 144A , 5.00% , 12/15/29 (b) (g) 969
1,800,000 Conagra Brands Inc. , 5.30% , 10/01/26 1,794
1,300,000 CSC Holdings LLC 144A , 11.25% , 5/15/28 (b) 1,287
2,750,000 CVS Health Corp. , 5.13% , 2/21/30 2,738
1,500,000 Delta Air Lines Inc./SkyMiles IP Ltd. 144A ,
4.75% , 10/20/28 (b) 1,453
2,875,000 Dollar General Corp. , 5.20% , 7/05/28 2,871
575,000 EquipmentShare.com Inc. 144A , 9.00% ,
5/15/28 (b) 571
2,225,000 Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co. Inc. 144A , 4.63% ,
1/15/29 (b) 1,943
300,000 Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co. Inc. 144A , 6.75% ,
1/15/30 (b) 258
790,000 FMG Resources August 2006 Pty Ltd. 144A ,
5.88% , 4/15/30 (b) 758
430,000 FMG Resources August 2006 Pty Ltd. 144A ,
6.13% , 4/15/32 (b) 413
1,975,000 General Mills Inc. , 3.91% , 4/13/29 EUR (c) 2,181
600,000 Gray Television Inc. 144A , 4.75% ,
10/15/30 (b) (g) 423
2,150,000 HCA Inc. , 5.20% , 6/01/28 2,133
1,725,000 Heathrow Funding Ltd. , 1.50% , 10/12/25
EUR (c) (e) 1,793
2,025,000 Hewlett Packard Enterprise Co. , 5.25% , 7/01/28 2,016
1,515,000 Humana Inc. , 5.75% , 3/01/28 1,547
1,923,000 Hyundai Capital America 144A , 2.00% ,
6/15/28 (b) 1,623
2,625,000 Hyundai Capital America 144A , 2.10% ,
9/15/28 (b) 2,213
1,200,000 Hyundai Capital America 144A , 5.70% ,
6/26/30 (b) 1,196
900,000 IHO Verwaltungs GmbH , 3.75% , 9/15/26
EUR (c) (e) 941
2,500,000 Jabil Inc. , 4.25% , 5/15/27 2,397
641,000 Jabil Inc. , 3.60% , 1/15/30 577
3,000,000 JDE Peet's NV 144A , 1.38% , 1/15/27 (b) 2,617
1,225,000 Kaiser Aluminum Corp. 144A , 4.63% ,
3/01/28 (b) 1,101
1,925,000 MARB BondCo PLC , 3.95% , 1/29/31 (e) 1,427
1,750,000 McDonald's Corp. , 0.25% , 10/04/28 EUR (c) (e) 1,633
1,800,000 Medline Borrower LP 144A , 3.88% , 4/01/29 (b) 1,578
710,000 Meritage Homes Corp. 144A , 3.88% ,
4/15/29 (b) 636
1,275,000 NBM U.S. Holdings Inc. , 7.00% , 5/14/26 (e) 1,250
1,200,000 NBM U.S. Holdings Inc. , 6.63% , 8/06/29 (e) 1,118
1,330,000 NCR Corp. 144A , 5.13% , 4/15/29 (b) 1,191
1,045,000 Open Text Corp. 144A , 3.88% , 12/01/29 (b) 885
1,500,000 Oracle Corp. , 2.80% , 4/01/27 1,386
2,400,000 Oracle Corp. , 6.15% , 11/09/29 2,518
1,700,000 Penske Truck Leasing Co. LP/PTL Finance Corp.
144A , 5.88% , 11/15/27 (b) 1,695
4,725,000 Pfizer Investment Enterprises Pte Ltd. , 4.45% ,
5/19/28 4,646
700,000 Post Holdings Inc. 144A , 4.63% , 4/15/30 (b) 617
Principal
or Shares Security Description
Value
(000)
200,000 Renesas Electronics Corp. 144A , 2.17% ,
11/25/26 (b) $ 177
1,700,000 Rentokil Initial PLC , 0.50% , 10/14/28
EUR (c) (e) 1,574
1,700,000 Rolls-Royce PLC 144A , 5.75% , 10/15/27 (b) 1,677
1,765,000 Sealed Air Corp./Sealed Air Corp. U.S. 144A ,
6.13% , 2/01/28 (b) 1,759
2,000,000 Sirius XM Radio Inc. 144A , 5.00% , 8/01/27 (b) 1,860
2,500,000 Stellantis Finance U.S. Inc. 144A , 1.71% ,
1/29/27 (b) 2,198
1,100,000 Tenet Healthcare Corp. , 4.63% , 6/15/28 1,019
1,000,000 Tenet Healthcare Corp. 144A , 6.75% ,
5/15/31 (b) 995
2,900,000 Tesco Corporate Treasury Services PLC , 0.38% ,
7/27/29 EUR (c) (e) 2,567
1,925,000 Thermo Fisher Scientific Inc. , 0.50% , 3/01/28
EUR (c) 1,847
3,700,000 T-Mobile USA Inc. , 3.75% , 4/15/27 3,513
490,000 TTM Technologies Inc. 144A , 4.00% ,
3/01/29 (b) 418
1,905,000 United Natural Foods Inc. 144A , 6.75% ,
10/15/28 (b) 1,589
1,700,000 Universal Music Group NV , 3.00% , 6/30/27
EUR (c) (e) 1,823
1,225,000 Verisk Analytics Inc. , 5.75% , 4/01/33 1,268
2,150,000 Verizon Communications Inc. , 4.25% , 10/31/30
EUR (c) 2,405
1,925,000 Verizon Communications Inc. , 2.36% , 3/15/32 1,538
2,600,000 VMware Inc. , 1.80% , 8/15/28 2,188
2,975,000 Warnermedia Holdings Inc. , 3.76% , 3/15/27 2,786
1,375,000 WASH Multifamily Acquisition Inc. 144A ,
5.75% , 4/15/26 (b) 1,281
750,000 ZoomInfo Technologies LLC/ZoomInfo Finance
Corp. 144A , 3.88% , 2/01/29 (b) 645
115,101
Utility  (6%)
730,000 Ascent Resources Utica Holdings LLC/ARU
Finance Corp. 144A , 8.25% , 12/31/28 (b) 726
400,000 Ascent Resources Utica Holdings LLC/ARU
Finance Corp. 144A , 5.88% , 6/30/29 (b) 361
1,470,000 Baytex Energy Corp. 144A , 8.50% , 4/30/30 (b) 1,491
1,600,000 Comstock Resources Inc. 144A , 6.75% ,
3/01/29 (b) 1,494
775,000 Consolidated Energy Finance SA 144A , 5.63% ,
10/15/28 (b) 670
1,100,000 Crescent Energy Finance LLC 144A , 9.25% ,
2/15/28 (b) 1,120
500,000 Earthstone Energy Holdings LLC 144A , 9.88% ,
7/15/31 (b) 517
2,325,000 Enel Finance International NV , 3.88% , 3/09/29
EUR (c) (e) 2,578
2,100,000 Energy Transfer LP , 5.55% , 2/15/28 2,110
2,100,000 Exelon Corp. , 5.15% , 3/15/28 2,104
1,000,000 Genesis Energy LP/Genesis Energy Finance
Corp. , 8.00% , 1/15/27 985
850,000 Genesis Energy LP/Genesis Energy Finance
Corp. , 8.88% , 4/15/30 849
1,600,000 Geopark Ltd. , 5.50% , 1/17/27 (e) 1,376
2,435,000 International Petroleum Corp. 144A , 7.25% ,
2/01/27 (b) (e) 2,282
600,000 Kosmos Energy Ltd. , 7.13% , 4/04/26 (e) 564
1,100,000 Kosmos Energy Ltd. 144A , 7.75% , 5/01/27 (b) 1,012
850,000 Nabors Industries Ltd. 144A , 7.50% , 1/15/28 (b) 781

Principal
or Shares Security Description
Value
(000)
1,362,000 ONEOK Inc. , 6.10% , 11/15/32 $ 1,392
1,625,000 Ovintiv Inc. , 5.65% , 5/15/28 1,615
535,000 PBF Holding Co. LLC/PBF Finance Corp. ,
7.25% , 6/15/25 534
2,800,000 PBF Holding Co. LLC/PBF Finance Corp. ,
6.00% , 2/15/28 2,647
1,500,000 Petroleos Mexicanos , ( 3 mo. EURIBOR +
2.400% ) , 5.81% , 8/24/23 EUR (a) (c) (e) 1,646
1,400,000 Petroleos Mexicanos , 3.63% , 11/24/25
EUR (c) (e) 1,402
100,000 Petroleos Mexicanos , 5.35% , 2/12/28 82
1,675,000 Petroleos Mexicanos , 8.75% , 6/02/29 1,531
2,200,000 Summit Midstream Holdings LLC/Summit
Midstream Finance Corp. 144A , 9.00% ,
10/15/26 (b) 2,164
1,200,000 TransAlta Corp. , 7.75% , 11/15/29 1,246
3,600,000 TransCanada PipeLines Ltd. , 6.20% , 3/09/26 3,606
2,100,000 Vistra Operations Co. LLC 144A , 5.13% ,
5/13/25 (b) 2,052
875,000 Western Midstream Operating LP , 6.15% ,
4/01/33 888
41,825
Total Corporate Bond (Cost - $291,063)
287,883
Foreign Government (5%
)
1,100,000 Angolan Government International Bond ,
8.00% , 11/26/29 (e) 977
18,000,000 Brazil Letras do Tesouro Nacional , 13.44% ,
10/01/23 BRL (c) (d) 3,727
4,475,000 Colombia Government International Bond ,
4.50% , 3/15/29 4,004
1,375,000 Dominican Republic International Bond , 6.00% ,
7/19/28 (e) 1,351
300,000 Dominican Republic International Bond 144A ,
7.05% , 2/03/31 (b) 304
1,200,000 Dominican Republic International Bond , 4.88% ,
9/23/32 (e) 1,044
2,000,000 Export-Import Bank of India 144A , 5.50% ,
1/18/33 (b) 1,992
2,600,000 Ivory Coast Government International Bond ,
6.38% , 3/03/28 (e) 2,552
1,200,000 Ivory Coast Government International Bond ,
5.25% , 3/22/30 EUR (c) (e) 1,165
275,000 Ivory Coast Government International Bond ,
6.13% , 6/15/33 (e) 248
700,000 Mongolia Government International Bond ,
5.13% , 4/07/26 (e) 663
1,000,000 Mongolia Government International Bond 144A ,
5.13% , 4/07/26 (b) 947
980,000 Mongolia Government International Bond 144A ,
3.50% , 7/07/27 (b) 843
1,700,000 Mongolia Government International Bond ,
3.50% , 7/07/27 (e) 1,462
271,000 Mongolia Government International Bond 144A ,
8.65% , 1/19/28 (b) 278
1,300,000 Morocco Government International Bond 144A ,
5.95% , 3/08/28 (b) 1,312
975,000 Morocco Government International Bond 144A ,
6.50% , 9/08/33 (b) 1,012
1,225,000 Nigeria Government International Bond , 6.13% ,
9/28/28 (e) 1,062
800,000 Oman Government International Bond , 6.50% ,
3/08/47 (e) 773
Principal
or Shares Security Description
Value
(000)
1,200,000 Oman Government International Bond , 6.75% ,
1/17/48 (e) $ 1,191
3,275,000 Paraguay Government International Bond ,
3.85% , 6/28/33 (e) 2,869
61,800,000 Republic of South Africa Government Bond
Series 2030 , 8.00% , 1/31/30 ZAR (c) 3,101
2,300,000 Republic of Uzbekistan International Bond ,
5.38% , 2/20/29 (e) 2,146
1,900,000 Republic of Uzbekistan International Bond ,
3.70% , 11/25/30 (e) 1,569
1,750,000 Romanian Government International Bond ,
3.62% , 5/26/30 EUR (c) (e) 1,727
1,100,000 Romanian Government International Bond ,
2.12% , 7/16/31 EUR (c) (e) 938
Total Foreign Government (Cost - $38,854)
39,257
Mortgage Backed (18%
)
3,300,000 280 Park Avenue Mortgage Trust 2017-280P
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 1.586% ) , 6.75% , 9/15/34 (a) (b) 2,979
599,479 ACRE Commercial Mortgage Ltd. 2021-FL4
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 0.944% ) , 6.17% , 12/18/37 (a) (b) 593
600,000 ACRE Commercial Mortgage Ltd. 2021-FL4
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 1.864% ) , 7.09% , 12/18/37 (a) (b) 575
3,000,000 BX Commercial Mortgage Trust 2021-VOLT
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 2.964% ) , 8.19% , 9/15/36 (a) (b) 2,777
1,020,000 BX Commercial Mortgage Trust 2019-XL 144A ,
( 1 mo. Term Secured Overnight Financing Rate
+ 1.914% ) , 7.14% , 10/15/36 (a) (b) 1,009
1,657,500 BX Commercial Mortgage Trust 2019-XL 144A ,
( 1 mo. Term Secured Overnight Financing Rate
+ 2.114% ) , 7.34% , 10/15/36 (a) (b) 1,636
2,550,000 BX Commercial Mortgage Trust 2019-XL 144A ,
( 1 mo. Term Secured Overnight Financing Rate
+ 2.414% ) , 7.64% , 10/15/36 (a) (b) 2,508
2,310,000 BX Commercial Mortgage Trust 2020-VKNG
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 2.214% ) , 7.44% , 10/15/37 (a) (b) 2,237
1,260,000 BX Commercial Mortgage Trust 2020-VKNG
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 2.864% ) , 8.09% , 10/15/37 (a) (b) 1,218
2,494,234 BX Commercial Mortgage Trust 2021-VINO
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 2.067% ) , 7.29% , 5/15/38 (a) (b) 2,387
680,246 BX Commercial Mortgage Trust 2021-VINO
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 4.067% ) , 9.29% , 5/15/38 (a) (b) 646
835,564 BX Commercial Mortgage Trust 2021-SOAR
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 2.464% ) , 7.69% , 6/15/38 (a) (b) 802
2,900,000 BX Trust 2018-GW 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 2.717% ) , 7.94% ,
5/15/35 (a) (b) 2,832
4,100,000 BX Trust 2023-DELC 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 2.690% ) ,
7.91% , 5/15/38 (a) (b) 4,108
700,000 BXMT Ltd. 2020-FL2 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 2.064% ) ,
7.29% , 2/15/38 (a) (b) 581

Payden Mutual Funds
Payden Absolute Return Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
3,600,000 BXMT Ltd. 2020-FL2 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 2.164% ) ,
7.39% , 2/15/38 (a) (b) $ 2,852
799,000 CAMB Commercial Mortgage Trust 2019-LIFE
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 3.364% ) , 8.59% , 12/15/37 (a) (b) 776
15,366,443 Cantor Commercial Real Estate Lending 2019-
CF1 , 1.13% , 5/15/52 (i) 671
2,779,476 Cassia SRL 2022-1A 144A , ( 3 mo. EURIBOR +
2.500% ) , 5.88% , 5/22/34 EUR (a) (b) (c) 2,916
2,673,350 CHC Commercial Mortgage Trust 2019-CHC
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 2.164% ) , 7.39% , 6/15/34 (a) (b) 2,595
1,280,647 CHC Commercial Mortgage Trust 2019-CHC
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 2.464% ) , 7.69% , 6/15/34 (a) (b) 1,206
2,811,353 Cold Storage Trust 2020-ICE5 144A , ( 1 mo.
Term Secured Overnight Financing Rate +
2.214% ) , 7.44% , 11/15/37 (a) (b) 2,771
1,965,981 Cold Storage Trust 2020-ICE5 144A , ( 1 mo.
Term Secured Overnight Financing Rate +
2.880% ) , 8.10% , 11/15/37 (a) (b) 1,944
1,867,682 Cold Storage Trust 2020-ICE5 144A , ( 1 mo.
Term Secured Overnight Financing Rate +
3.607% ) , 8.83% , 11/15/37 (a) (b) 1,830
5,600,000 Connecticut Avenue Securities Trust 2019-
R01 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 4.464% ) , 9.53% ,
7/25/31 (a) (b) 5,930
3,500,000 Connecticut Avenue Securities Trust 2019-
R02 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 4.264% ) , 9.33% ,
8/25/31 (a) (b) 3,660
13,528 Connecticut Avenue Securities Trust 2019-
R03 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 2.264% ) , 7.33% ,
9/25/31 (a) (b) 14
3,640,503 Connecticut Avenue Securities Trust 2019-
HRP1 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 2.264% ) , 7.33% ,
11/25/39 (a) (b) 3,652
2,287,857 Connecticut Avenue Securities Trust 2020-
R01 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 2.164% ) , 7.23% ,
1/25/40 (a) (b) 2,305
1,900,000 Connecticut Avenue Securities Trust 2020-
SBT1 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 3.764% ) , 8.83% ,
2/25/40 (a) (b) 1,979
1,736,149 DBGS Mortgage Trust 2018-BIOD 144A , ( 1
mo. Term Secured Overnight Financing Rate +
2.296% ) , 7.52% , 5/15/35 (a) (b) 1,680
3,106,793 DBGS Mortgage Trust 2018-BIOD 144A , ( 1
mo. Term Secured Overnight Financing Rate +
2.796% ) , 8.02% , 5/15/35 (a) (b) 2,984
2,786,388 Extended Stay America Trust 2021-ESH 144A ,
( 1 mo. Term Secured Overnight Financing Rate
+ 2.964% ) , 8.19% , 7/15/38 (a) (b) 2,723
2,305,976 Extended Stay America Trust 2021-ESH 144A ,
( 1 mo. Term Secured Overnight Financing Rate
+ 3.814% ) , 9.04% , 7/15/38 (a) (b) 2,221
4,876,179 FN MA4919 30YR , 5.50% , 2/01/53 4,845
Principal
or Shares Security Description
Value
(000)
4,897,521 FN MA4979 30YR , 5.50% , 4/01/53 $ 4,866
4,873,672 FN MA5072 30YR , 5.50% , 7/01/53 4,842
1,918,731 Freddie Mac STACR REMIC Trust 2022-DNA2
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.300% ) , 6.37% ,
2/25/42 (a) (b) 1,915
463,902 Freddie Mac STACR REMIC Trust 2020-DNA1
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.814% ) , 6.88% ,
1/25/50 (a) (b) 464
447,138 Freddie Mac STACR REMIC Trust 2020-HQA1
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 2.014% ) , 7.08% ,
1/25/50 (a) (b) 447
1,400,000 Freddie Mac STACR REMIC Trust 2020-DNA1
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 2.414% ) , 7.48% ,
1/25/50 (a) (b) 1,402
2,126,772 Freddie Mac STACR REMIC Trust 2020-HQA2
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 3.214% ) , 8.28% ,
3/25/50 (a) (b) 2,181
628,013 Freddie Mac STACR REMIC Trust 2020-DNA5
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 2.800% ) , 7.87% ,
10/25/50 (a) (b) 637
431,364 Freddie Mac STACR Trust 2019-FTR2 144A ,
( U.S. Secured Overnight Financing Rate
Index 30day Average + 1.064% ) , 6.13% ,
11/25/48 (a) (b) 430
2,500,000 Freddie Mac STACR Trust 2019-HRP1 144A ,
( U.S. Secured Overnight Financing Rate Index
30day Average + 2.364% ) , 7.43% , 2/25/49 (a) (b) 2,451
772,167 Freddie Mac Structured Agency Credit Risk
Debt Notes 2020-HQA5 144A , ( U.S. Secured
Overnight Financing Rate Index 30day Average
+ 2.600% ) , 7.67% , 11/25/50 (a) (b) 785
1,293,657 Frost CMBS DAC 2021-1A 144A , ( Sterling
Overnight Index Average + 2.900% ) , 7.65% ,
11/20/33 GBP (a) (b) (c) 1,493
94,557 JP Morgan Mortgage Trust 2017-5 144A ,
3.37% , 10/26/48 (a) (b) (i) 93
750,000 KKR Industrial Portfolio Trust 2021-KDIP
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 1.364% ) , 6.59% , 12/15/37 (a) (b) 727
1,312,500 KKR Industrial Portfolio Trust 2021-KDIP
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 1.664% ) , 6.89% , 12/15/37 (a) (b) 1,269
2,250,000 KKR Industrial Portfolio Trust 2021-KDIP
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 2.164% ) , 7.39% , 12/15/37 (a) (b) 2,164
4,043,403 LCCM 2017-LC26 144A , 1.52% , 7/12/50 (b) (i) 175
2,752,316 Life Mortgage Trust 2021-BMR 144A , ( 1 mo.
Term Secured Overnight Financing Rate +
2.464% ) , 7.69% , 3/15/38 (a) (b) 2,628
1,990,447 Med Trust 2021-MDLN 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 5.364% ) ,
10.59% , 11/15/38 (a) (b) 1,856
3,900,000 ONE Mortgage Trust 2021-PARK 144A , ( 1
mo. Term Secured Overnight Financing Rate +
1.614% ) , 6.84% , 3/15/36 (a) (b) 3,580

Principal
or Shares Security Description
Value
(000)
1,600,000 ONE Mortgage Trust 2021-PARK 144A , ( 1
mo. Term Secured Overnight Financing Rate +
1.864% ) , 7.09% , 3/15/36 (a) (b) $ 1,454
3,400,000 RIAL Issuer Ltd. 2022-FL8 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 3.250% ) ,
8.48% , 1/19/37 (a) (b) 3,307
1,484,360 SMR Mortgage Trust 2022-IND 144A , ( 1 mo.
Term Secured Overnight Financing Rate +
5.000% ) , 10.22% , 2/15/39 (a) (b) 1,390
5,062,979 STACR Trust 2018-HRP2 144A , ( U.S. Secured
Overnight Financing Rate Index 30day Average
+ 2.514% ) , 7.58% , 2/25/47 (a) (b) 5,151
2,223,299 TPGI Trust 2021-DGWD 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 2.464% ) ,
7.68% , 6/15/26 (a) (b) 2,128
959,019 TTAN 2021-MHC 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 2.514% ) , 7.74% ,
3/15/38 (a) (b) 923
1,200,000 Wells Fargo Commercial Mortgage Trust
2017-SMP 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 0.922% ) , 6.14% ,
12/15/34 (a) (b) 1,131
450,000 Wells Fargo Commercial Mortgage Trust
2017-SMP 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 1.822% ) , 7.04% ,
12/15/34 (a) (b) 404
5,141,026 Wells Fargo Commercial Mortgage Trust 2018-
C46 , 0.92% , 8/15/51 (i) 127
Total Mortgage Backed (Cost - $131,310)
126,862
Stocks (1%)
Common Stock (0%
)
100 Santander Consumer Auto Receivables Trust
2021-B(j) 2,046
85 United Auto Credit Securitization Trust
2022-2(j) 457
Total Common Stock
(Cost -
$3,186
) 2,503
Principal
or Shares Security Description
Value
(000)
Preferred Stock (1%
)
110 Flagship Credit Auto Trust,  0.00% $ 1,361
100 Santander Consumer Auto Receivables Trust
2021-C,  0.00% 1,248
Total Preferred Stock
(Cost -
$6,655
) 2,609
Total Stocks (Cost - $9,841) 5,112
Investment Company (1%
)
6,190,473 Payden Cash Reserves Money Market Fund *
(Cost - $6,190)
6,190
Purchase Options  (0%
)
Total Purchase Options (Cost - $160) 94
Total Investments (Cost - $712,630) (98%)
691,525
Other Assets, net of Liabilities (2%)
11,854
Net Assets (100%) $ 703,379
* Affiliated investment.
(a) Floating rate security. The rate shown reflects the rate in effect at July 31,
2023.
(b) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(c) Principal in foreign currency.
(d) Yield to maturity at time of purchase.
(e) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(f) Floating rate security. The rate shown reflects the rate in effect at July 31,
2023. The stated maturity is subject to prepayments.
(g) All or a portion of these securities are on loan. At July 31, 2023, the total market value of the Fund’s securities on loan is $5,280 and the total market value of the collateral held by the Fund is $5,488. Amounts in 000s.
(h) Perpetual security with no stated maturity date.
(i) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(j) Non-income producing
Purchase Options
Description
Number of
Contracts
Notional
Amount
(000s)
Exercise
Price
Maturity
Date
Value
(000s) Call/Put
Exchange Traded Options Purchase - 0.0%
iShares iBoxx High Yield Corporate Bond ETF 4720 $ 73 $ 73 09/15/2023 $ 94 Put

Payden Mutual Funds
Payden Absolute Return Bond Fund
continued
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
AUD 431
USD  287 HSBC Bank USA, N.A. 08/23/2023 $ 3
GBP 5,756
USD  7,386 HSBC Bank USA, N.A. 08/23/2023 2
MYR 16,301
USD  3,555 Barclays Bank PLC 09/21/2023 73
USD 2,482
AUD  3,667 Citibank, N.A. 08/23/2023 17
USD 1,358
CLP  1,112,800 Citibank, N.A. 08/23/2023 36
USD 7,402
AUD  11,002 HSBC Bank USA, N.A. 08/23/2023 5
USD 7,419
EUR  6,689 HSBC Bank USA, N.A. 08/23/2023 56
192
Liabilities:
CLP 1,112,800 USD  1,388 Citibank, N.A. 08/23/2023 (65)
CZK 24,390 USD  1,135 HSBC Bank USA, N.A. 08/22/2023 (13)
EUR 8,090 USD  8,924 Citibank, N.A. 09/20/2023 (7)
EUR 6,689 USD  7,383 HSBC Bank USA, N.A. 08/23/2023 (20)
GBP 50 USD  64 HSBC Bank USA, N.A. 09/20/2023 –
JPY 327,600 USD  2,358 Citibank, N.A. 08/23/2023 (47)
USD 3,595 MYR  16,301 Barclays Bank PLC 09/21/2023 (33)
USD 65,587 EUR  60,545 Citibank, N.A. 09/20/2023 (1,151)
USD 6,754 ZAR  121,980 Citibank, N.A. 09/21/2023 (34)
USD 3,569 BRL  17,405 Citibank, N.A. 09/27/2023 (76)
USD 1,112 CZK  24,390 HSBC Bank USA, N.A. 08/22/2023 (10)
USD 7,363 GBP  5,756 HSBC Bank USA, N.A. 08/23/2023 (25)
USD 2,406 CAD  3,200 HSBC Bank USA, N.A. 09/20/2023 (22)
USD 3,545 GBP  2,814 HSBC Bank USA, N.A. 09/20/2023 (67)
ZAR 63,376 USD  3,538 Citibank, N.A. 09/21/2023 (11)
(1,581)
Net Unrealized Appreciation (Depreciation)
$(1,389)
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
Long Gilt Future 83 Sep-23 $ 10,240 $ 129 $ 129
U.S. Treasury 2-Year Note Future 424 Sep-23 86,085 (363) (363)
a a
(234)
Short Contracts:
Euro-Bobl Future 189 Sep-23 (24,083) 3 3
Euro-Bund Future 67 Sep-23 (9,798) 102 102
Euro-Schatz Future 27 Sep-23 (3,119) 20 20
U.S. Long Bond Future 12 Sep-23 (1,493) 16 16
U.S. Treasury 10-Year Note Future 302 Sep-23 (33,645) 571 571
U.S. Treasury 10-Year Ultra Future 192 Sep-23 (22,461) 335 335
U.S. Treasury 5-Year Note Future 474 Sep-23 (50,633) 114 114
U.S. Ultra Bond Future 10 Sep-23 (1,322) 3 3
a a
1,164
Total Futures
$930

Open Centrally Cleared Credit Default Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Depreciation
(000s)
Protection Bought (Relevant Credit: Markit CDX, North
America High Yield Series 40 Index), Pay 5% Quarterly,
Receive upon credit default 06/20/2028 USD 24,600 $(1,007) $62 $(1,069)
Protection Bought (Relevant Credit: Markit iTraxx Crossover),
Pay 5% Quarterly, Receive upon credit default 06/20/2028 EUR 33,800 (1,971) (730) (1,241)
$(2,978) $(668) $(2,310)
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Depreciation
(000s)
10-Year SOFR Swap, Receive Fixed 1.517% Annually, Pay
Variable 5.3100% (SOFRRATE) Annually 03/03/2032 USD 21,639 $(3,784) $– $(3,784)
10-Year SOFR Swap, Receive Fixed 1.615% Annually, Pay
Variable 5.3100% (SOFRRATE) Annually 03/04/2032 USD 10,823 (1,807) – (1,807)
$(5,591) $– $(5,591)